Document and Entity Information	Jul. 06, 2020
Cover [Abstract]
Entity Address, State or Province	UT
Amendment Flag	false
Entity Central Index Key	0001607716
Document Type	8-K
Document Period End Date	Jul. 06, 2020
Entity Registrant Name	Vivint Solar, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-36642
Entity Tax Identification Number	45-5605880
Entity Address, Address Line One	1800 West Ashton Blvd.
Entity Address, City or Town	Lehi
Entity Address, Postal Zip Code	84043
City Area Code	(877)
Local Phone Number	404-4129
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	VSLR
Security Exchange Name	NYSE
Entity Emerging Growth Company	false